Number of Loans and Leases Modified in TDRs and Total Recorded Investments and Unpaid Principal Balances (Detail) (Class of Financing Receivable, USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	134	171
Recorded Investment	$ 58,600,000	$ 77,000,000
Unpaid principal balance	67,900,000	95,100,000
Commercial
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	17	22
Recorded Investment	41,900,000	44,400,000
Unpaid principal balance	45,100,000	54,700,000
Commercial | Commercial Real Estate Portfolio Segment
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	13	16
Recorded Investment	36,600,000	34,000,000
Unpaid principal balance	39,200,000	42,600,000
Commercial | Lease Financing, net
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	1
Recorded Investment	4,700,000
Unpaid principal balance	4,700,000
Commercial | Commercial and Institutional
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	3	6
Recorded Investment	600,000	10,400,000
Unpaid principal balance	1,200,000	12,100,000
Personal
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	117	149
Recorded Investment	16,700,000	32,600,000
Unpaid principal balance	22,800,000	40,400,000
Personal | Residential Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	116	148
Recorded Investment	15,900,000	32,600,000
Unpaid principal balance	22,000,000	40,400,000
Personal | Private Client
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	1	1
Recorded Investment	800,000
Unpaid principal balance	$ 800,000